11. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Expense On Income And Social Contribution Taxes [abstract]
Profit before income and Social Contribution taxes	R$ 4,469	R$ 1,978	R$ 1,646
Income tax and Social Contribution tax - nominal expense (34%)	(1,520)	(672)	(560)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method (net of effects of Interest on Equity)	8	(61)	(129)
Interest on Equity	136	71
Gain on dilution of an equity interest			8
Non-deductible contributions and donations	(13)	(6)	(6)
Tax incentives	66	29	11
Tax credits not recognized		(1)
Effects from subsidiaries taxed based on gross revenues	89	89	81
Non-deductible penalties	(135)	(12)	(14)
Impairment of accounts receivable from related parties	(234)
Excess reactive power and demand			(2)
Others	38	(36)	(33)
Income tax and Social Contribution - effective gain (expense)	(1,565)	(599)	(644)
Current tax	(1,454)	(583)	(446)
Deferred tax	(111)	(16)	(198)
Income tax and social contribution tax - effective expense	R$ 1,565	R$ 599	R$ 644
Effective rate	35.03%	30.30%	39.13%